Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Japan Equity Fund, Inc.

	Shares	Value
COMMON STOCKS—107.1%
JAPAN—107.1%
Communication Services—5.9%
Internet Initiative Japan, Inc.	26,300	$ 484,354
Kakaku.com, Inc.	71,200	1,210,150
KDDI Corp.(a)	138,500	2,273,007
Nintendo Co. Ltd.(a)	29,300	2,448,861
		6,416,372
Consumer Discretionary—19.4%
Denso Corp.(a)	29,200	396,169
Musashi Seimitsu Industry Co. Ltd.	34,700	747,068
Pan Pacific International Holdings Corp.(a)	133,100	4,453,026
Panasonic Holdings Corp.	127,800	1,208,901
Ryohin Keikaku Co. Ltd.	63,000	2,949,520
Sony Group Corp.(a)	172,800	4,156,410
Sumitomo Electric Industries Ltd.	100,700	2,498,839
Sumitomo Forestry Co. Ltd.	38,400	385,753
Suzuki Motor Corp.	94,000	1,032,832
Toyota Motor Corp.(a)	132,400	2,355,078
Yonex Co. Ltd.	49,100	964,100
		21,147,696
Consumer Staples—7.8%
Ajinomoto Co., Inc.(a)	78,200	2,068,892
Asahi Group Holdings Ltd.(a)	154,300	1,957,462
Kao Corp.	19,800	890,930
Lion Corp.	67,100	653,739
NH Foods Ltd.	32,600	1,095,241
Seven & i Holdings Co. Ltd.	77,800	1,025,653
Shinnihonseiyaku Co. Ltd.	41,100	614,042
Transaction Co. Ltd.	14,400	249,775
		8,555,734
Financials—17.0%
Hachijuni Bank Ltd.	298,500	2,685,500
Mitsubishi UFJ Financial Group, Inc.(a)	500,700	6,901,032
Mizuho Financial Group, Inc.	53,500	1,569,244
MS&AD Insurance Group Holdings, Inc.	94,300	2,014,820
Tokio Marine Holdings, Inc.(a)	102,100	4,099,610
Tokyo Century Corp.(a)	106,100	1,214,287
		18,484,493
Health Care—6.1%
Chugai Pharmaceutical Co. Ltd.(a)	54,900	2,631,738
Daiichi Sankyo Co. Ltd.(a)	38,400	942,026
Hoya Corp.(a)	11,700	1,476,103
Shofu, Inc.	71,700	964,564
Terumo Corp.	35,400	600,287
		6,614,718
Industrials—24.4%
Amada Co. Ltd.(a)	74,300	837,801
ANA Holdings, Inc.	17,500	324,495
Chudenko Corp.	44,700	1,084,833
Daikin Industries Ltd.(a)	4,600	565,596
DMG Mori Co. Ltd.	15,100	348,919
Fuji Electric Co. Ltd.(a)	39,000	1,939,009
Hazama Ando Corp.	89,500	949,083
Hitachi Ltd.(a)	164,600	5,036,866
Shares		Value

ITOCHU Corp.	46,100	$ 2,418,065
Kandenko Co. Ltd.(a)	121,600	2,880,583
Makita Corp.(a)	34,300	1,061,863
Maruzen Showa Unyu Co. Ltd.	25,500	1,215,391
MISUMI Group, Inc.(a)	61,100	879,842
Noritake Co. Ltd.	4,500	128,035
Open Up Group, Inc.	43,700	535,507
Recruit Holdings Co. Ltd.(a)	32,700	1,940,128
SMC Corp.	1,600	556,757
Takuma Co. Ltd.	61,100	883,796
Toenec Corp.	74,400	655,850
Tokyo Metro Co. Ltd.	92,500	996,719
Union Tool Co.	32,300	1,348,950
		26,588,088
Information Technology—18.7%
Advantest Corp.(a)	17,700	1,177,034
Base Co. Ltd.	36,700	852,154
ESPEC Corp.	47,500	1,005,477
Ibiden Co. Ltd.(a)	15,100	638,596
Jeol Ltd.	19,000	543,576
Keyence Corp.(a)	4,200	1,519,271
Kioxia Holdings Corp.(b)	65,600	1,068,537
Kohoku Kogyo Co. Ltd.	38,800	673,038
NEC Corp.(a)	147,000	4,221,233
Nomura Research Institute Ltd.	33,000	1,305,824
Otsuka Corp.	57,200	1,083,777
Ricoh Co. Ltd.	116,700	1,023,283
Sansan, Inc.(b)	58,000	733,868
TDK Corp.	82,300	1,002,655
Tokyo Electron Ltd.(a)	9,800	1,557,991
Tri Chemical Laboratories, Inc.	43,300	983,587
Yokogawa Electric Corp.	36,900	983,536
		20,373,437
Materials—5.1%
JX Advanced Metals Corp.	266,500	1,564,475
Mitsubishi Gas Chemical Co., Inc.	58,700	1,014,050
Nippon Paint Holdings Co. Ltd.(a)	142,800	1,210,592
Shin-Etsu Chemical Co. Ltd.(a)	52,100	1,499,277
UACJ Corp.	8,400	330,556
		5,618,950
Real Estate—2.7%
JSB Co. Ltd.	25,100	649,476
Tokyu Fudosan Holdings Corp.(a)	320,200	2,257,940
		2,907,416
Total Japan		116,706,904
Total Common Stocks		116,706,904
Total Investments (Cost $93,033,302)—107.1%		116,706,904
Liabilities in Excess of Other Assets—(7.1%)		(7,720,097)
Net Assets—100.0%		$108,986,807

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
2

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3